Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
IFRS Statement [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-15040
Entity Registrant Name	PRUDENTIAL PLC
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1 Angel Court,
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC2R 7AG
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	2,746,412,265
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Entity Central Index Key	0001116578
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Amendment Flag	false
Auditor Name	KPMG LLP
Auditor Location	London, United Kingdom
Auditor Firm ID	1118
Business Contact
IFRS Statement [Line Items]
Entity Address, Address Line One	1 Angel Court
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC2R 7AG
Entity Address, Country	GB
Contact Personnel Name	Rebecca Wyatt
City Area Code	+44 20
Local Phone Number	7220 7588,
Contact Personnel Email Address	rebecca.wyatt@prudentialplc.com
American Depositary Shares, each representing 2 Ordinary Shares, 5 pence par value each
IFRS Statement [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 2 Ordinary Shares, 5 pence par value each
Trading Symbol	PUK
Security Exchange Name	NYSE
Ordinary Shares, 5 pence par value each
IFRS Statement [Line Items]
Title of 12(b) Security	Ordinary Shares, 5 pence par value each
Trading Symbol	PUK/D
Security Exchange Name	NYSE
3.125% Senior Notes due 2030
IFRS Statement [Line Items]
Title of 12(b) Security	3.125% Senior Notes due 2030
Trading Symbol	PUK30
Security Exchange Name	NYSE